Schedule of license and prepaid royalty - HIP (Details) - Newstrike - Hip Agreement - CAD ($) $ in Thousands	Jul. 31, 2019	May 24, 2019
License And Prepaid Royalty [Line Items]
Fair value of intangible assets	$ 1,409
Licences
License And Prepaid Royalty [Line Items]
Fair value of intangible assets	867	$ 926
Prepaid royalty
License And Prepaid Royalty [Line Items]
Fair value of intangible assets	$ 542	$ 600